Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Finished goods	€ 30,950	€ 15,245
Work in progress	5,019	9,402
Raw materials	42,230	53,010
Total	78,198	77,657
Write-downs inventories	(27,188)	(13,991)
Write-downs finished goods [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(9,206)	(181)
Write-downs work in progress [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(1,318)	(808)
Write-downs inventories [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	€ (16,664)	€ (13,003)